Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Equity [Abstract]
Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders' Equity (Deficit)

8.   Common Stock Warrants

As of December 31, 2016, the Company had the following warrants outstanding to acquire shares of its common stock:

	Outstanding	Exercise price per share	Expiration date

Series A warrants	3,333,333	$6.60	February 18, 2018
Series B warrants	3,333,333	$8.50	May 18, 2018
Common stock warrants issued with IPO	1,218,862	$0.01	November 11, 2019
Common stock warrants issued with senior secured notes	1,920,500	$3.00	December 22, 2021
	9,806,028

10.

    Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders’ Equity (Deficit)

Common stock

During the year ended September 30, 2015, the Company sold 1,765,511 shares of its common stock at $25.79 per share under a mezzanine funding round raising $44,142,463 in net proceeds of which $4,280,149 was received in October 2015.

From October 2015 through January 2016, the Company sold 573,388 shares of its common stock at $29.05 per share raising $16,137,913 in net proceeds. In May 2016, upon consummation of its IPO and private placement, the Company sold 5,833,334 units at $6.00 per unit and completed a concurrent private placement of an additional 833,332 shares of its common stock, 416,666 Series A warrants and 416,666 Series B warrants, at the same price (See Note 1), raising $33,784,205 in aggregate net proceeds. Each unit consisted of one share of the Company’s common stock and warrants described below.

Concurrent with the closing of the IPO, 1,739,130 shares of redeemable common stock were reclassified to common stock upon the lapse of a contractual redemption right.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Subject to preferences that may apply to any outstanding preferred stock, holders of common stock are entitled to receive ratably any dividends that the Company’s board of directors may declare out of funds legally available for that purpose on a non-cumulative basis. No dividends had been declared through September 30, 2016.

Series A warrants and Series B warrants

Each unit offered in connection with the Company’s IPO consisted of one share of the Company’s common stock, one-half of a Series A warrant to purchase one share of the Company’s common stock and one-half of a Series B warrant to purchase one share of the Company’s common stock. The Company also issued Series A warrants and Series B warrants in the concurrent private placement (see Note 1). Each whole Series A warrant and Series B warrant has an exercise price of  $6.60 per share and $8.50 per share, respectively, and are exercisable until February 18, 2017 and May 18, 2018, respectively. Neither the Series A warrant holders nor Series B warrant holders has the rights or privileges of holders of common stock or any voting rights until they exercise their warrants and receive common stock.

The exercise price and number of shares issuable upon exercise of the Series A and Series B warrants may be adjusted upon the occurrence of certain events, including but not limited to any stock split, stock dividend, extraordinary dividend, recapitalization, reorganization, merger or consolidation.

As of September 30, 2016, there were 3,333,333 Series A warrants and 3,333,333 Series B warrants outstanding.

Common stock warrants

In May 2016, upon the closing of the IPO, the Company issued warrants to acquire an aggregate of 1,520,268 shares of its common stock to certain of the investors party to that certain investors’ rights agreement dated March 10, 2014, as amended, pursuant to the terms of an amendment to such agreement dated April 26, 2016. The warrants issued to these investors are not exercisable until 180 days after May 12, 2016, and have an initial exercise price of $0.01 per share, which may increase to $1.00 per share under certain circumstances, and expire November 18, 2019. The estimated fair value of the warrants issued to these investors was $7,373,820 and reflected as a deemed dividend in the consolidated statement of operations for purposes of computing basic and diluted loss per share.

Deconsolidation of noncontrolling interests

Through September 30, 2015, the Company consolidated the operations of Sonnet because the Company was the primary funding source to Sonnet through September 2015. Effective October 1, 2015, additional capital was contributed to Sonnet by third-party investors triggering a reconsideration event, which resulted in the Company no longer being considered the primary beneficiary and as a result, the Company has deconsolidated Sonnet. Sonnet issued the Company an $826,561 promissory note which reflects the funding the Company provided Sonnet through September 30, 2015. There were no gains or losses recognized upon deconsolidation because no equity interest was owned by the Company. As of September 30, 2016, the balance of the promissory note plus accrued interest was paid in full.

Series A preferred stock

In connection with the closing of the Company’s IPO, all outstanding shares of Series A preferred stock converted into 1,969,818 shares of common stock.